Company Restructuring - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	$ 67	$ 96	$ 18
Employee costs
Restructuring Cost and Reserve [Line Items]
Cumulative amount incurred to date for active programs	91
Exit costs
Restructuring Cost and Reserve [Line Items]
Cumulative amount incurred to date for active programs	11
1999 Reorganization | Employee costs
Restructuring Cost and Reserve [Line Items]
Cumulative amount incurred to date for active programs	59
1999 Reorganization | Exit costs
Restructuring Cost and Reserve [Line Items]
Cumulative amount incurred to date for active programs	$ 99